Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue	€ 1,292,210	€ 1,320,658	€ 908,019
Direct and marketing expenses	(979,300)	(896,494)	(612,689)
Miscellaneous other operating income	5,491	8,042	0
General and administrative expense	(144,084)	(142,752)	(114,538)
Transaction fees	(22,969)	(7,107)	0
Depreciation and amortization expense	(66,729)	(83,560)	(55,407)
Profit from operations	84,619	198,787	125,385
Finance income	2,222	1,312	257
Finance expense	(1,345)	(6,370)	(10,991)
Gain on derivative contracts	4,148	15,830	0
Foreign exchange on revaluation of warrants and earnout liabilities	(25,047)	0	0
Share listing expense	(126,252)	0	0
Change in fair value of warrant liability	34,518	0	0
Change in fair value of earnout liability	237,354	0	0
Change in fair value of options	6,292	0	0
Gain on bargain purchase	0	16,349	34,995
Profit before taxation	216,509	225,908	149,646
Income tax (expense)/benefit	(34,240)	9,970	(429)
Profit for the year	182,269	235,878	149,217
Profit for the year attributable to:
Owners of the parent	181,439	235,878	149,217
Non-controlling interest	830	0	0
Profit for the year	182,269	235,878	149,217
Other comprehensive loss items that may be reclassified subsequently to profit or loss
Foreign currency translation	(3,915)	(816)
Other comprehensive loss for the year	(3,915)	(816)	(388)
Total comprehensive income for the year	178,354	235,062	148,829
Total comprehensive income for the year attributable to:
Owners of the parent	177,524	235,062	148,829
Non-controlling interest	830	0	0
Total comprehensive income for the year	€ 178,354	€ 235,062	€ 148,829
Weighted average shares outstanding, basic (shares)	490,017,400	472,171,426	462,967,450
Weighted average shares outstanding, diluted (shares)	490,035,080	472,171,426	462,967,450
Earnings per share, basic (in shares)	€ 0.37	€ 0.50	€ 0.32
Earnings per share, diluted (in shares)	€ 0.37	€ 0.50	€ 0.32